                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6360

                   Van Kampen New York Quality Municipal Trust
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               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
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              (Address of principal executive offices)   (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05
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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulations S-X is as follows:

VAN KAMPEN NEW YORK QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                           COUPON   MATURITY       VALUE
------   -----------                                           ------   --------   ------------
         MUNICIPAL BONDS 143.0%
         NEW YORK 138.5%
$1,000   Amherst, NY Indl Dev Agy Rev Fac Student Hsg Ser A
         (AMBAC Insd)                                          5.750%   08/01/25   $  1,121,760
 1,250   Erie Cnty, NY Pub Impt Ser B (MBIA Insd)              5.250    04/01/18      1,373,575
 1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
         Buffalo Proj (FSA Insd)                               5.750    05/01/19      1,407,825
 2,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C        5.500    09/01/19      2,191,760
 3,300   Metropolitan Trans Auth NY Rev Ser A (AMBAC Insd)     5.000    11/15/33      3,494,535
 2,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC
         Insd)                                                 5.500    11/15/19      2,238,360
 2,000   Metropolitan Trans Auth NY Ser A Rfdg (FSA Insd)      5.000    11/15/30      2,092,480
 1,500   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg    5.125    01/01/29      1,589,565
 1,000   Metropolitan Trans Auth NY Svc Contract Ser B
         (MBIA Insd)                                           5.500    07/01/14      1,135,290
 1,110   Monroe Cnty, NY Indl Dev Agy Rev Pub Impt Canal
         Ponds Park Ser A                                      7.000    06/15/13      1,174,014
 1,125   Nassau Cnty, NY Impt Ser E (FSA Insd)                 6.000    03/01/20      1,258,312
 2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser
         A (Prerefunded @ 11/15/10)                            5.750    11/15/15      2,240,260
   820   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser
         A1 (AMBAC Insd)                                       5.375    11/15/16        903,460
 2,000   New York City Fiscal 2003 Ser I                       5.750    03/01/16      2,241,660
 2,100   New York City Hsg Dev Corp Cap Fd Pgm NYC Hsg Auth
         Pgm Ser A (FGIC Insd)                                 5.000    07/01/25      2,235,996
 1,000   New York City Indl Dev Agy Fac Rev Royal Charter-NY
         Presbyterian (FSA Insd)                               5.250    12/15/11      1,100,300
 2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One
         Group Assn Proj (AMT)                                 6.000    01/01/15      2,028,840
 1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev     5.500    06/15/33      1,090,790
 2,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
         Ser B (FSA Insd)                                      5.000    06/15/29      2,105,500
 4,835   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
         Ser C (MBIA Insd)                                     5.000    06/15/28      5,134,818
 4,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
         Ser D                                                 5.000    06/15/39      4,197,280
 1,325   New York City Muni Wtr Fin Ser B                      6.000    06/15/33      1,500,629
 1,200   New York City Ser G                                   5.250    08/01/16      1,286,004
 2,115   New York City Ser G                                   5.000    12/01/26      2,215,336
 2,000   New York City Ser K                                   5.000    08/01/24      2,105,380
 2,500   New York City Ser O                                   5.000    06/01/30      2,615,550

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
 1,500   New York City Transitional Cultural Res Rev Amern
         Museum Nat History Ser A (MBIA Insd)                  5.000    07/01/44      1,567,680
 1,750   New York City Transitional Fin Auth Rev Future
         Tax Secd Ser B (MBIA Insd)                            5.250    05/01/16      1,926,102
 1,500   New York City Transitional Fin Auth Rev Future
         Tax Secd Ser D (MBIA Insd)                            5.250    02/01/19      1,642,920
 2,750   New York St Dorm Auth Rev Catholic Hlth L.I.
         Oblig Grp                                             5.100    07/01/34      2,814,020
 3,500   New York St Dorm Auth Rev City Univ Cons Third
         Ser 1 (FGIC Insd)                                     5.250    07/01/25      3,739,155
 1,625   New York St Dorm Auth Rev City Univ Sys Cons Ser A    5.625    07/01/16      1,852,126
 2,500   New York St Dorm Auth Rev Dept Hlth Ser A (CIFG
         Insd)                                                 5.000    07/01/25      2,649,375
 1,000   New York St Dorm Auth Rev Hosp (MBIA Insd)            5.000    08/01/33      1,052,950
 1,000   New York St Dorm Auth Rev Insd Brooklyn Law Sch
         Ser B (XLCA Insd)                                     5.375    07/01/23      1,104,680
 1,500   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr
         Ser 1 (MBIA Insd)                                     5.000    07/01/20      1,589,655
   890   New York St Dorm Auth Rev Mental Hlth Fac Ser B
         (a)                                                   5.250    02/15/22        954,178
 1,250   New York St Dorm Auth Rev Mental Hlth Svc Fac
         Impt B (AMBAC Insd)                                   5.000    02/15/35      1,317,387
 3,500   New York St Dorm Auth Rev Mtg Montefiore Hosp
         (FGIC Insd)                                           5.000    08/01/29      3,696,490
 1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser C
         (MBIA Insd)                                           5.375    10/01/15      1,108,940
 1,000   New York St Dorm Auth Rev Secd Hosp North Gen
         Hosp Rfdg                                             5.750    02/15/18      1,113,320
 2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res
         (MBIA Insd)                                           6.000    05/15/16      2,257,000
 2,600   New York St Dorm Auth Rev St Univ Ed Fac Ser A
         (MBIA Insd)                                           5.250    05/15/15      2,901,262
 2,500   New York St Dorm Auth St Personal Income Tax Rev
         Ed Ser A (AMBAC Insd)                                 5.000    03/15/34      2,639,675
 3,000   New York St Energy Resh & Dev Auth Gas Fac Rev
         Brooklyn Union Gas Ser C (AMT) (MBIA Insd)            5.600    06/01/25      3,036,210
   300   New York St Environmental Fac Corp Pollutn Ctl
         Rev St Wtr Revolving Fd Ser A (Escrowed to
         Maturity)                                             5.750    06/15/12        342,447
    95   New York St Environmental Fac Corp Pollutn Ctl
         Rev St Wtr Ser 02                                     5.750    06/15/12        107,639
   500   New York St Environmental Fac Corp Pollutn Ctl
         Rev St Wtr Ser 02 (Escrowed to Maturity)              5.750    06/15/12        570,745
 2,000   New York St Environmental Fac Corp Solid Waste
         Disp Rev Occidental Petroleum Corp Proj (AMT)         6.100    11/01/30      2,047,520
 1,565   New York St Environmental Fac Corp St Clean Wtr &
         Drinking Revolving Fd Ser B                           5.000    06/15/20      1,678,635
 1,340   New York St Hsg Fin Agy Rev Newburgh Interfaith
         Hsg Ser A (a)                                         7.050    11/01/12      1,394,819
 1,075   New York St Hsg Fin Agy St Personal Income Tax
         Rev Econ Dev & Hsg Ser A                              5.250    09/15/19      1,164,429
 2,300   New York St Hsg Fin Agy St Personal Income Tax
         Rev Econ Dev & Hsg Ser A (a)                          5.250    09/15/21      2,486,139

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
 2,000   New York St Hsg Fin Agy St Personal Income Tax
         Rev Econ Dev & Hsg Ser A (FGIC Insd)                  5.000    09/15/30      2,103,680
 3,000   New York St Loc Govt Assist Corp Ser E Rfdg           6.000    04/01/14      3,479,940
 2,820   New York St Mtg Agy Rev Homeowner Mtg Ser 79
         (AMT)                                                 5.300    04/01/29      2,921,633
 2,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA
         Insd)                                                 5.250    04/01/19      2,187,260
 2,750   New York St Twy Auth Hwy & Brdg Tr Fd Ser B
         (FGIC Insd)                                           5.000    04/01/16      2,931,253
 1,540   New York St Twy Auth Svc Contract Rev Loc Hwy &
         Brdg                                                  5.500    04/01/16      1,710,647
 1,000   Rockland Cnty, NY Solid Waste Mgmt Auth Ser B
         (AMT) (AMBAC Insd)                                    5.125    12/15/28      1,055,600
 1,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A     5.250    01/01/17      1,091,730
 1,500   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A     5.250    01/01/18      1,635,810
 4,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A     5.000    01/01/32      4,241,440
 1,360   Warren & Wash Cnty NY Indl Dev Agy Civic Fac Rev
         Glens Falls Hosp Proj Ser A (FSA Insd)                5.000    12/01/35      1,422,642
 1,535   West Islip NY Un Free Sch Dist Rfdg (FSA Insd)        5.000    10/01/18      1,670,878
 2,000   Westchester Tob Asset Securitization Corp NY          5.125    06/01/45      2,006,000
 1,000   Western Nassau Cnty NY Wtr Auth Wtr Sys Rev
         (AMBAC Insd) (b)                                      5.000    05/01/30      1,058,910
 1,500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev
         Ppty Yonkers Inc Ser A (c)                            6.625    02/01/26      1,730,700
                                                                                   ------------
                                                                                    132,082,900
                                                                                   ------------

         PUERTO RICO 2.2%
 2,000   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
         (Comwth Gtd)                                          5.250    07/01/33      2,142,560
                                                                                   ------------

         U. S. VIRGIN ISLANDS 2.3%
 2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
         Ln Nt Ser A (ACA Insd)                                6.125    10/01/29      2,232,820
                                                                                   ------------

TOTAL LONG-TERM INVESTMENTS 143.0%
   (Cost $128,215,996)                                                              136,458,280

SHORT-TERM INVESTMENTS 3.9%
   (Cost $3,700,000)                                                                  3,700,000
                                                                                   ------------

TOTAL INVESTMENTS 146.9%
   (Cost $131,915,996)                                                              140,158,280

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%                                              280,692

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (47.2%)                          (45,051,287)
                                                                                   ------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                      $ 95,387,685
                                                                                   ============

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     Percentages are calculated as a percentage of net assets applicable to common shares.

(a)  The Trust owns 100% of the bond issuance.

(b)  Securities purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwth Gtd - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
XLCA - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
SHORT CONTRACTS:
   U.S. Treasury Notes 10-Year Futures September 05
   (Current Notional Value of $110,984 per contract)       66         $52,330

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Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen New York Quality Municipal Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005